INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about intangible assets [abstract]
Disclosure of detailed information about intangible assets [Table Text Block]
	Cultivations and processing license *)	Customer relationships	Brand	Other	Total

Cost:
Balance as of January 1, 2020	$831	$58	$63	$62	$1,014

Purchases	93	-	-	-	93
Fair value adjustment derived from purchase price allocation	110	-	-	-	110
Foreign currency transaction	26	-	-	6	32

Balance as of December 31, 2020	1,060	58	63	68	1,249

Initial consolidations	8,950	10,337	11,300	128	30,715
Foreign currency transaction	(49)	279	-	6	236

Balance as of December 31, 2021	9,961	10,674	11,363	202	32,200

Accumulated amortization and impairment:

Balance as of January 1, 2020	125	-	-	-	125

Amortization recognized in the year	31	-	-	-	31
Foreign currency transaction	-	-	-	1	1

Balance as of December 31, 2020	156	-	-	1	157

Amortization recognized in the year	618	469	8	63	1,158

Balance as of December 31, 2021	774	469	8	64	1,315

Amortized cost at December 31, 2021	$9,187	$10,205	$11,355	$138	$30,885
Amortized cost at December 31, 2020	$904	$58	$63	$67	$1,092

*) The licenses consist of GMP and GDP licenses.